COMMITMENTS AND CONTINGENCIES - Expense Settlements (Details)	Feb. 09, 2024 USD ($)
Quantum Ventures LLC
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 3,300,000
Chardan Note
COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 4,150,000